Shareholders’ equity (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 03, 2024 $ / shares
Shareholders’ equity
Exchange rate | $ / shares				0.02360
Stock options granted | shares			21,712
Compensation expenses | $	$ (14)	$ 53	$ 192